Certain Risks and Concentration - Credit risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Credit risk
Convertible loans due from a related party	$ 15,774	¥ 102,631	¥ 104,429
Amounts due from related parties	28,774	187,214	156,260
Particle
Credit risk
Amounts due from related parties	13,729	89,323	¥ 50,337
Particle | Loan Granted to Related Party in August 2016
Credit risk
Convertible loans due from a related party	15,800	102,600
Particle | Loan Granted to Related Party in January 2017
Credit risk
Amounts due from related parties	$ 12,400	¥ 80,400